OTHER RECEIVABLES AND PREPAYMENTS (Details1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Balance	$ 0	$ 0
Adjustment upon application of IFRS 9	0	70
Amount written off	0	(70)
Balance	$ 0	$ 0